Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 240,801	$ 38,013
Concentration risk, percentage	100.00%	100.00%
China [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 10,280	$ 31,787
Concentration risk, percentage	4.00%	84.00%
Singapore [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 230,521	$ 6,226
Concentration risk, percentage	96.00%	16.00%